UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [X]; Amendment Number: 8

This Amendment (check only one):            [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RLH Management
Address: 1114 Avenue of the Americas
         New York, NY  10036

13F File Number:  28-6874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all informa tion contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard L. Haydon
Title:   Managing General Partner
Phone:   (212) 277-5606

Signature, Place, and Date of Signing:

        /s/ Richard L. Haydon          New York, NY
         [Signature]                   [City, State]

         November 15, 1999
         [Date]

Report Type (Check only one):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manag er(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         53

Form 13F Information Table Value Total:     $ 128,421
                                            (thousands)


List of Other Included Managers:

NONE

                           FORM 13F INFORMATION TABLE

            COLUMN 1           COLUMN 2           COLUMN 3        COLUMN 4     COLUMN 5
            --------           --------           --------        --------      --------

                                                                  VALUE         SHRS OR    SH/ PUT/
NAME OF ISSUER                 TITLE OF CLASS     CUSIP           (x$1000)      PRN AMT    PRN CALL
--------------                 --------------     -----           --------      -------    --------
ARK RESTAURANTS CORP           COM                040712 10 1     $    196       19,600
BALLY TOTAL FITNESS            COM                05873K 10 8     $    538       18,400
  HOLDING CORP
BERGEN BRUNSWIG CORP           CL A               083739 10 2     $  1,365      130,735
BIG FLOWER HLDGS INC           COM                089159 10 7     $    700       25,000
CARLISLE COS INC               COM                142339 10 0     $    774       20,000
CENDANT CORP                   COM                151313 10 3     $  4,201      242,657
CD RADIO INC                   COM                125127 10 0     $    893       35,000
COLE NATIONAL CORP             CL A               193290 10 3     $  1,488      198,100
CONECTIV INC                   COM                206829 10 3     $  2,435      125,000
CORAM HEATHCARE CORP           COM                218103 10 9     $  1,415    2,062,204
COYOTE NETWORK SYSTEMS INC     COM                22406P 10 8     $  1,496      288,400
DATA BROADCASTING CORP         COM                237596 10 1     $     95       13,000
DELTA WOODSIDE INDS INC NEW    COM                247909 10 4     $    563      214,600
EASTERN UTILS ASSOC            COM                277173 10 0     $    298       10,000
EDISON INTL                    COM                281020 10 7     $  4,868      198,250
EL PASO ELEC CO                COM NEW            283677 85 4     $  4,470      499,800
ENTERGY CORP NEW               COM                29364G 10 3     $    959       33,000
FASHIONMALL COM                COM                31186K 10 6     $    274       54,700
FEDERAL MOGUL CORP             COM                313549 10 7     $  1,368       48,000
FRANCHISE FIN CORP AMER        COM                351807 10 2     $  1,144       50,000
GRIFFON CORP                   COM                398433 10 2     $  4,025      510,775
ILLINOVA CORP                  COM                452317 10 0     $  1,441       50,000
INTERNATIONAL RECTIFIER CORP   COM                460254 10 5     $  1,365       85,000
KEYSPAN CORP                   COM                49337W 10 0     $    870       30,000
KEYSTONE AUTOMOTIVE            COM                49338N 10 9     $    958       88,100
  INDS INC
LAIDLAW INC                    COM                50730K 50 3     $    270       40,000
MILLER HERMAN INC              COM                600544 10 0     $  2,008       85,000
MARK IV INDS INC               COM                570387 10 0     $  9,459      489,023
MAXIM GROUP INC                COM                57772J 10 4     $  1,585      294,800
NCR CORP NEW                   COM                62886E 10 8     $  2,975       95,000
NETWORK COMPUTING
  DEVICES INC                  COM                64120N 10 0     $     81       17,500
NOVELL INC                     COM                670006 10 5     $ 12,397      659,500
NSTR                           COM                67019E 10 7     $    574       14,766
O'SULLIVAN INDS HLDGS INC      COM                688609 10 6     $  7,880      521,300
PENN TREATY AMERN CORP         COM                707874 10 3     $  1,519       75,000
PHILIP SERVICES CORP           COM                71819M 10 3     $    615    3,044,900
PRIME HOSPITALITY CORP         COM                741917 10 8     $  6,083      754,930
PROTECTION ONE INC             COM                743663 30 4     $    354       90,000
PROVANTAGE HEALTH SVCS INC     COM                743725 10 3     $    100       10,000
PUBLIC SVC ENTERPRISE GROUP    COM                744573 10 6     $  2,277       58,200
QUADRAMED CORP                 COM                74730W 10 1     $  7,095      989,700
QUANTA SVCS INC                COM                74762E 10 2     $  3,631      130,000
QUOKKA SPORTS INC              COM                749077 10 3     $    354       51,500
RGS ENERGY GROUP INC           COM                74956K 10 4     $  1,235       50,000
SCHWAB CHARLES CORP NEW        COM                808513 10 5     $    782       24,000
SIZZLER INTL INC               COM                830139 10 1     $     28       12,800
STEELCASE INC                  CL A               858155 20 3     $    344       25,000
SUN HEALTHCARE GROUP INC       COM                866933 10 4     $  8,360       38,000
US VISION INC                  COM                009033 9M 1     $    107       24,500
UNISYS CORP                    COM                909214 10 8     $  9,864      219,643
VISION TWENTY-ONE INC          COM                92831N 10 1     $    112       19,000
WESTERN RES INC                COM                959425 10 9     $  8,731      409,600
ZIPLINK INC                    COM                989741 10 3     $  1,402      127,800



                             COLUMN 6             COLUMN 7               COLUMN 8
                             --------             --------               --------
                             INVESTMENT           OTHER              VOTING AUTHORITY
NAME OF ISSUER               DISCRETION           MANAGERS         SOLE   SHARED   NONE
--------------               ----------           --------         ----   ------   ----
ARK RESTAURANTS CORP           SOLE                               19,600
BALLY TOTAL FITNESS            SOLE                               18,400
  HOLDING CORP
BERGEN BRUNSWIG CORP           SOLE                              130,735
BIG FLOWER HLDGS INC           SOLE                               25,000
CARLISLE COS INC               SOLE                               20,000
CENDANT CORP                   SOLE                              242,657
CD RADIO INC                   SOLE                               35,000
COLE NATIONAL CORP             SOLE                              198,100
CONECTIV INC                   SOLE                              125,000
CORAM HEATHCARE CORP           SOLE                            2,062,204
COYOTE NETWORK SYSTEMS INC     SOLE                              288,400
DATA BROADCASTING CORP         SOLE                               13,000
DELTA WOODSIDE INDS INC NEW    SOLE                              214,600
EASTERN UTILS ASSOC            SOLE                               10,000
EDISON INTL                    SOLE                              198,250
EL PASO ELEC CO                SOLE                              499,800
ENTERGY CORP NEW               SOLE                               33,000
FASHIONMALL COM                SOLE                               54,700
FEDERAL MOGUL CORP             SOLE                               48,000
FRANCHISE FIN CORP AMER        SOLE                               50,000
GRIFFON CORP                   SOLE                              510,775
ILLINOVA CORP                  SOLE                               50,000
INTERNATIONAL RECTIFIER CORP   SOLE                               85,000
KEYSPAN CORP                   SOLE                               30,000
KEYSTONE AUTOMOTIVE            SOLE                               88,100
  INDS INC
LAIDLAW INC                    SOLE                               40,000
MILLER HERMAN INC              SOLE                               85,000
MARK IV INDS INC               SOLE                              489,023
MAXIM GROUP INC                SOLE                              294,800
NCR CORP NEW                   SOLE                               95,000
NETWORK COMPUTING
  DEVICES INC                  SOLE                               17,500
NOVELL INC                     SOLE                              659,500
NSTR                           SOLE                               14,766
O'SULLIVAN INDS HLDGS INC      SOLE                              521,300
PENN TREATY AMERN CORP         SOLE                               75,000
PHILIP SERVICES CORP           SOLE                            3,044,900
PRIME HOSPITALITY CORP         SOLE                              754,930
PROTECTION ONE INC             SOLE                               90,000
PROVANTAGE HEALTH SVCS INC     SOLE                               10,000
PUBLIC SVC ENTERPRISE GROUP    SOLE                               58,200
QUADRAMED CORP                 SOLE                              989,700
QUANTA SVCS INC                SOLE                              130,000
QUOKKA SPORTS INC              SOLE                               51,500
RGS ENERGY GROUP INC           SOLE                               50,000
SCHWAB CHARLES CORP NEW        SOLE                               24,000
SIZZLER INTL INC               SOLE                               12,800
STEELCASE INC                  SOLE                               25,000
SUN HEALTHCARE GROUP INC       SOLE                               38,000
US VISION INC                  SOLE                               24,500
UNISYS CORP                    SOLE                              219,643
VISION TWENTY-ONE INC          SOLE                               19,000
WESTERN RES INC                SOLE                              409,600
ZIPLINK INC                    SOLE                              127,800
